RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following reconciles net assets available for benefits per the financial statements to net assets per the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$4,423,371,456	$4,193,232,775
Amounts allocated to withdrawing participants	(1,818,607)	(1,991,172)
Net assets per the Form 5500	$4,421,552,849	$4,191,241,603

The following reconciles benefits paid to participants per the financial statements to the Form 5500 for the year ended December 31, 2025:

Benefits paid to participants per the financial statements	$525,467,306
Amounts allocated to withdrawing participants at:
December 31, 2025	1,818,607
December 31, 2024	(1,991,172)
Benefits paid to participants per the Form 5500	$525,294,741
Amounts allocated to withdrawing participants are recorded on the Form 5500 for benefit claims that have been processed and approved for payment prior to December 31, 2025 and 2024, but not yet paid as of that date.